Financial instruments - Risk classification of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Expected credit losses	R$ 95,111	R$ 97,934	R$ 95,053
Trade accounts receivable
Disclosure of internal credit grades [line items]
Expected credit losses	R$ 34,242	R$ 30,300	R$ 31,962